Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

15. Property, Plant and Equipment

	Oil and Gas	Plant and
($ millions)	Properties	Equipment	Total
Cost
At December 31, 2021	41 230	85 329	126 559
Additions	1 149	4 261	5 410
Transfers from exploration and evaluation	34	-	34
Changes in decommissioning and restoration	1 321	(10)	1 311
Disposals and derecognition	(585)	(884)	(1 469)
Foreign exchange adjustments	101	218	319
Reclassified to assets held for sale (note 33)	(4 475)	(480)	(4 955)
At December 31, 2022	38 775	88 434	127 209
Additions	591	5 477	6 068
Acquisition (note 16)(1)	1 793	6 076	7 869
Transfers	958	(958)	-
Changes in decommissioning and restoration	1 346	94	1 440
Disposals and derecognition	(8)	(1 850)	(1 858)
Foreign exchange adjustments	(128)	(87)	(215)
Divestitures (note 16)(1)	(2 226)	(12 705)	(14 931)
At December 31, 2023	41 101	84 481	125 582

Accumulated provision
At December 31, 2021	(25 227)	(35 786)	(61 013)
Depreciation, depletion, amortization and impairment	(1 049)	(7 347)	(8 396)
Disposals and derecognition	510	338	848
Foreign exchange adjustments	(60)	(107)	(167)
Reclassified to assets held for sale (note 33)	4 111	62	4 173
At December 31, 2022	(21 715)	(42 840)	(64 555)
Depreciation, depletion, amortization and impairment	(1 686)	(4 352)	(6 038)
Transfers	(1 090)	1 090	-
Disposals and derecognition	4	1 611	1 615
Foreign exchange adjustments	132	23	155
Divestitures (note 16)(1)	1 044	9 847	10 891
At December 31, 2023	(23 311)	(34 621)	(57 932)

Net property, plant and equipment
December 31, 2022	17 060	45 594	62 654
December 31, 2023	17 790	49 860	67 650
(1)	In connection with both the Teck acquisition (note 16) and the TotalEnergies Canada acquisition (note16), Suncor was deemed to have divested of its pre-existing interest in Fort Hills, presented as divestments, and re-acquired it at fair value. As such, acquisitions include 100% of the fair value of property, plant and equipment related to the TotalEnergies Canada acquisition, including the reevaluations of the existing working interest and the remaining capacity on a regional pipeline.

	December 31, 2023			December 31, 2022

		Accumulated	Net Book		Accumulated	Net Book
($ millions)	Cost	Provision	Value	Cost	Provision	Value
Oil Sands	89 230	(37 629)	51 601	92 601	(45 288)	47 313
Exploration and Production	17 364	(11 750)	5 614	16 541	(11 360)	5 181
Refining and Marketing	17 923	(8 038)	9 885	17 101	(7 435)	9 666
Corporate and Eliminations	1 065	(515)	550	966	(472)	494
	125 582	(57 932)	67 650	127 209	(64 555)	62 654

At December 31, 2023, the balance of assets under construction and not subject to depreciation or depletion was $7.9 billion (December 31, 2022 – $6.3 billion). For the year ended December 31, 2022, both the U.K operations, reported in the Exploration and Production segment, and the wind and solar assets, reported in the Corporate segment, were classified as assets held for sale (note 33).